Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Property and Equipment, Gross	$ 5,585	$ 5,147
Less:
Accumulated depreciation and amortization	(3,479)	(2,818)
Property and Equipment, net	2,106	2,329
Laboratory equipment [Member]
Cost:
Property and Equipment, Gross	1,882	1,631
Greenhouse equipment [Member]
Cost:
Property and Equipment, Gross	713	713
Computer equipment [Member]
Cost:
Property and Equipment, Gross	280	267
Office furniture [Member]
Cost:
Property and Equipment, Gross	195	181
Leasehold improvements [Member]
Cost:
Property and Equipment, Gross	2,431	2,271
Vehicles [Member]
Cost:
Property and Equipment, Gross	$ 84	$ 84